FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of finance income

	Note	12.31.21	12.31.20	12.31.19
Financial income
Interest on cash and cash equivalents	4	153,278	119,068	145,193
Income with marketable securities	5	49,738	54,094	115,130
Fair value through other comprehensive income		-	538	630
Fair value through profit and loss		14,027	8,771	21,065
Amortized cost		35,711	44,785	93,435
Interest on recoverable taxes (1)	9	289,770	205,066	1,027,835
Interest on other assets		44,950	42,529	16,029
		537,736	420,757	1,304,187
Financial expenses
Interests on loans and borrowings	14	(1,714,162)	(1,545,825)	(1,516,677)
Interest on contingencies (2)	20	(239,174)	(42,641)	(574,432)
Interest on leases	17	(226,446)	(207,598)	(199,276)
Interest on actuarial liabilities		(46,741)	(33,549)	(49,900)
Interest on other liabilities		1,923	11,412	(2,447)
Written option - Business combination	23.8.1	(278,618)	579,946	(189,816)
Adjustment to present value	6 and 15	(634,048)	(418,234)	(305,190)
Other		(194,349)	(232,965)	(258,978)
		(3,331,615)	(1,889,454)	(3,096,716)
Foreign exchange and monetary variations
Exchange rate variation on monetary assets and liabilities		(408,269)	(1,179,236)	100,480
Derivative results		157,573	948,938	(173,350)
		(250,696)	(230,298)	(72,870)
		(3,044,575)	(1,698,995)	(1,865,399)
(1)	For the year ended December 31, 2021, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from SHB, Batávia and UP! Alimentos Ltda. (note 9.2) in the amount of R$50,617. For the year ended December 31, 2020, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$58,979 (R$893,224 for the year ended December 31, 2019 related to Sadia and BRF cases).
(2)	For the year ended December 31, 2019, includes the effect of the tax contingency on ICMS credit in the basic food basket products of R$390,242.